Goodwill - Schedule of Goodwill (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Beginning Balance		$ 4,414	$ 3,413
Goodwill additions related to acquisitions		135,589	1,001
Goodwill impairment	$ 0	(140,003)	0	$ 0
Ending Balance		$ 0	$ 4,414	$ 3,413